RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended
	Nov. 22, 2021	Nov. 30, 2021
Related Party Transaction [Line Items]
Subscription receivable		$ 25,000
Related party transaction description	The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees as disclosed herein) until, with respect to any of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining any of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Borrowed amount		105,995
Related Party Loans [Member]
Related Party Transaction [Line Items]
Repayments of convertible debt		$ 1,500,000
Convertible price		$ 10.00
Sponsor [Member] | Administrative Services Arrangement [Member]
Related Party Transaction [Line Items]
Service fee per month	$ 10,000
Promisory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	300,000
Borrowed amount	$ 105,995
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued	2,875,000
Purchase price	$ 25,000
Shares issued price per share	$ 0.009
Common stock shares subject to forfeiture	375,000
Own percentage	20.00%	20.00%
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture		375,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Subscription receivable		$ 25,000
Common Class B [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued		2,875,000
Purchase price		$ 25,000